Quarterly Financial Data - Schedule of Quarterly Financial Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Quarterly Financial Data [Line Items]
Gross profit	$ (1,569)	$ (11,798)	$ 12,616	$ 20,799	$ 9,250	$ (912)	$ 28,950	$ 28,177	$ 20,048	$ 65,465	$ 46,836
Income (loss) from continuing operations	(11,088)	(36,421)	(2,874)	4,237	(2,717)	(9,157)	8,110	8,851	$ (46,146)	$ 5,087	$ 35,600
Impairment of Long Lived Assets [Member]
Schedule Of Quarterly Financial Data [Line Items]
Income (loss) from continuing operations	3,518	39,670
Fees and Expenses Relating to Certain Activist Shareholders' Proposals [Member]
Schedule Of Quarterly Financial Data [Line Items]
Income (loss) from continuing operations	155	113	2,655	1,679	151	230	262	4,200
Interest Expense [Member]
Schedule Of Quarterly Financial Data [Line Items]
Income (loss) from continuing operations	873	872	2,229	3,397	4,141	5,079	5,671	6,708
Severance Agreements with Certain Former Executives [Member]
Schedule Of Quarterly Financial Data [Line Items]
Income (loss) from continuing operations	224	1,789
Property Insurance Recoveries [Member]
Schedule Of Quarterly Financial Data [Line Items]
Income (loss) from continuing operations								5,147
Undesignated Commodities Contracts [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gross profit	(718)	(1,014)	185	(1,829)	(2,844)	(214)	(105)	2,216
Income (loss) from continuing operations	(718)	(1,014)	$ 185	(1,829)	(2,844)	(214)	(105)	2,216
Turnaround Costs [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gross profit	(55)	(2,101)		(152)	(105)	(5,215)	(840)	(330)
Income (loss) from continuing operations	$ (55)	$ (2,101)		$ (152)	$ (105)	$ (5,215)	$ (840)	(330)
Business Interruption Insurance Recoveries [Member]
Schedule Of Quarterly Financial Data [Line Items]
Gross profit								22,836
Income (loss) from continuing operations								$ 22,836